OPERATING LEASES (Details) - Schedule of revenues by lease and non-lease components - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Operating Leases
Base rent – fixed	$ 19,762,211	$ 20,541,387
Reimbursements of common area costs	771,496	936,438
Non-lease components (real estate taxes)	1,059,557	1,098,630
Rental income	21,593,264	22,576,455
Base rent – fixed
Company owned property	13,107,528	13,856,697
Leased property	6,654,683	6,684,690
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,127,841	1,322,923
Leased property	703,212	712,145
Property, Total	$ 1,831,053	$ 2,035,068